Significant Contracts - University of Mississippi	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Significant Contracts [Abstract]
Significant Contracts - University of Mississippi

6. Significant Contracts - University of Mississippi

UM 5050 Pro-Drug and UM 8930 Analog Agreements

In July 2018, the Company renewed its ocular licenses for UM 5050, related to the pro-drug formulation of tetrahydrocannabinol (“THC”), and UM 8930, related to an analog formulation of cannabidiol (“CBD”). On May 24, 2019, the ocular delivery licenses were replaced by “all fields of use” licenses for both UM 5050 and UM 8930 (collectively, the “License Agreements”). Pursuant to the License Agreements, UM granted the Company an exclusive, perpetual license, including, with the prior written consent of UM, the right to sublicense, to intellectual property related to UM 5050 and UM 8930 for all fields of use.

The License Agreements contain certain milestone payments, royalty and sublicensing fees payable by the Company, as defined therein. Each License Agreement provides for an annual maintenance fee of $75,000 payable on the anniversary of the effective date. The upfront payment for UM 5050 is $100,000 and the upfront payment for UM 8930 is $200,000. In addition, in March 2020, the Company was notified by the United States Patent and Trademark Office, that a notice of allowance was issued for the proprietary analog of cannabidiol, CBDVHS, under the UM 8930 License Agreement. As a result, the Company was required to pay UM a fee of $200,000. The milestone payments payable for each license are as follows:

i)

$100,000 paid within 30 days following the submission of the first Investigational New Drug Application to the Food and Drug Administration or an equivalent application to a regulatory agency anywhere in the world, for a product;

ii)

$200,000 paid within 30 days following the first submission of an NDA, or an equivalent application to a regulatory agency anywhere in the world, for each product that is administered in a different route of administration from that of the early submitted product(s); and

iii)

$400,000 paid within 30 days following the approval of an NDA, or an equivalent application to a regulatory agency anywhere in the world, for each product that is administered in a different route of administration from that of the early approved product(s).

The royalty percentage due on net sales under each License Agreement is in the mid-single digits. The Company must also pay to UM a portion of all licensing fees received from any sublicensees, subject to a minimum royalty on net sales, and the Company is required to reimburse patent costs incurred by UM related to the licensed products. The royalty obligations apply by country and by licensed product, and end upon the later of the date that no valid claim of a licensed patent covers a licensed product in a given country, or ten years after the first commercial sale of such licensed product in such country.

Each License Agreement continues, unless terminated, until the later of the expiration of the last to expire of the patents or patent applications within the licensed technology or the expiration of the Company’s payment obligations under such License Agreement. UM may terminate each License Agreement, by giving written notice of termination, upon the Company’s material breach of such License Agreement, including failure to make payments or satisfy covenants, representations or warranties without cure, noncompliance, a bankruptcy event, the Company’s dissolution or cessation of operations, the Company’s failure to make reasonable efforts to commercialize at least one product or failure to keep at least one product on the market after the first commercial sale for a continuous period of one year, other than for reasons outside the Company’s control, or the Company’s failure to meet certain pre-established development milestones. The Company may terminate each License Agreement upon 60 days’ written notice to UM.

As of March 31, 2020, with the exception of the fee due for the notice of allowance for CBDVHS, none of the other milestones under these license agreements have been met.

UM 5070 License Agreement

In January 2017, the Company entered into a license agreement with UM pursuant to which UM granted us an exclusive, perpetual license, including the right to sublicense, to intellectual property related to a platform of cannabinoid-based molecules (“UM 5070”), to research, develop and commercialize products for the treatment of infectious diseases. The license agreement culminates roughly one year of screening and target molecule identification studies especially focused on therapy-resistant infectious organisms like Methicillin-resistant Staphylococcus aureus (“MRSA”).

The Company paid UM an upfront license fee under the license agreement. Under the license agreement, the Company is also responsible for annual maintenance fees that will be credited against royalties in the current fiscal year, contingent milestone payments upon achievement of development and regulatory milestones, and royalties on net sales of licensed products sold for commercial use. The aggregate milestone payments due under the license agreement if all the milestones are achieved is $700,000 and the royalty percentage due on net sales is in the mid-single digits. The Company must also pay to UM a percentage of all licensing fees we receive from any sublicensees, subject to a minimum royalty on net sales by such sublicensees. The Company’s royalty obligations apply on a country by country and licensed product by licensed product basis, and end upon the later of the date that no valid claim of a licensed patent covers a licensed product in a given country, or ten years after first commercial sale of such licensed product in such country.

The license agreement continues, unless terminated, until the later of the expiration of the last to expire of the patents or patent applications within the licensed technology or expiration of the Company’s payment obligations under the license. UM may terminate the license agreement, effective with the giving of notice, if: (a) the Company fails to pay any material amount payable to UM under the license agreement and do not cure such failure within 60 days after UM notifies us of such failure, (b) the Company materially breaches any covenant, representation or warranty in the license agreement and do not cure such breach within 60 days after UM notifies the Company of such breach, (c) the Company fails to comply in any material respect with the terms of the license and do not cure such noncompliance within 60 days after UM notifies us of such failure, (d) the Company is subject to a bankruptcy event, (e) the Company dissolves or ceases operations or (f) if after the first commercial sale of a product during the term of the license agreement, the Company materially fails to make reasonable efforts to commercialize at least one product or fail to keep at least one product on the market after the first commercial sale for a continuous period of one year, other than for reasons outside of the Company’s control. The Company may terminate the license agreement upon 60 days’ written notice to UM.

As of March 31, 2020, none of the milestones under this license agreement have been met.

9. Significant Contracts - University of Mississippi

UM 5050 Pro-Drug and UM 8930 Analog Agreements

In July 2018, the Company renewed its ocular licenses for UM 5050, related to the pro-drug formulation of tetrahydrocannabinol (“THC”), and UM 8930, related to an analog formulation of cannabidiol (“CBD”). On May 24, 2019, the ocular delivery licenses were replaced by “all fields of use” licenses for both UM 5050 and UM 8930 (collectively, the “License Agreements”). Pursuant to the License Agreements, UM granted the Company an exclusive, perpetual license, including, with the prior written consent of UM, the right to sublicense, to intellectual property related to UM 5050 and UM 8930 for all fields of use.

The License Agreements contain certain milestone payments, royalty and sublicensing fees payable by the Company, as defined therein. Each License Agreement provides for an annual maintenance fee of $75,000 payable on the anniversary of the effective date. The upfront payment for UM 5050 is $100,000 and the upfront payment for UM 8930 is $200,000. Additionally, there is also a $200,000 fee due within 30 days upon receipt of the first United States Patent and Trademark Office Notice of Allowance for UM 8930. The milestone payments payable for each license are as follows:

i)

$100,000 paid within 30 days following the submission of the first Investigational New Drug Application to the Food and Drug Administration or an equivalent application to a regulatory agency anywhere in the world, for a product;

ii)

$200,000 paid within 30 days following the first submission of an NDA, or an equivalent application to a regulatory agency anywhere in the world, for each product that is administered in a different route of administration from that of the early submitted product(s); and

iii)

$400,000 paid within 30 days following the approval of an NDA, or an equivalent application to a regulatory agency anywhere in the world, for each product that is administered in a different route of administration from that of the early approved product(s).

The royalty percentage due on net sales under each License Agreement is in the mid-single digits. The Company must also pay to UM a portion of all licensing fees received from any sublicensees, subject to a minimum royalty on net sales, and the Company is required to reimburse patent costs incurred by UM related to the licensed products. The royalty obligations apply by country and by licensed product, and end upon the later of the date that no valid claim of a licensed patent covers a licensed product in a given country, or ten years after the first commercial sale of such licensed product in such country.

Each License Agreement continues, unless terminated, until the later of the expiration of the last to expire of the patents or patent applications within the licensed technology or the expiration of the Company’s payment obligations under such License Agreement. UM may terminate each License Agreement, by giving written notice of termination, upon the Company’s material breach of such License Agreement, including failure to make payments or satisfy covenants, representations or warranties without cure, noncompliance, a bankruptcy event, the Company’s dissolution or cessation of operations, the Company’s failure to make reasonable efforts to commercialize at least one product or failure to keep at least one product on the market after the first commercial sale for a continuous period of one year, other than for reasons outside the Company’s control, or the Company’s failure to meet certain pre-established development milestones. The Company may terminate each License Agreement upon 60 days’ written notice to UM.

As of December 31, 2019, none of the milestones under the license agreements have been met.

UM 5070 License Agreement

In January 2017, the Company entered into a license agreement with UM pursuant to which UM granted us an exclusive, perpetual license, including the right to sublicense, to intellectual property related to a platform of cannabinoid-based molecules (“UM 5070”), to research, develop and commercialize products for the treatment of infectious diseases. The license agreement culminates roughly one year of screening and target molecule identification studies especially focused on therapy-resistant infectious organisms like Methicillin-resistant Staphylococcus aureus (“MRSA”).

The Company paid UM an upfront license fee under the license agreement. Under the license agreement, the Company is also responsible for annual maintenance fees that will be credited against royalties in the current fiscal year, contingent milestone payments upon achievement of development and regulatory milestones, and royalties on net sales of licensed products sold for commercial use. The aggregate milestone payments due under the license agreement if all the milestones are achieved is $700,000 and the royalty percentage due on net sales is in the mid-single digits. The Company must also pay to UM a percentage of all licensing fees we receive from any sublicensees, subject to a minimum royalty on net sales by such sublicensees. The Company’s royalty obligations apply on a country by country and licensed product by licensed product basis, and end upon the later of the date that no valid claim of a licensed patent covers a licensed product in a given country, or ten years after first commercial sale of such licensed product in such country.

The license agreement continues, unless terminated, until the later of the expiration of the last to expire of the patents or patent applications within the licensed technology or expiration of the Company’s payment obligations under the license. UM may terminate the license agreement, effective with the giving of notice, if: (a) the Company fails to pay any material amount payable to UM under the license agreement and do not cure such failure within 60 days after UM notifies us of such failure, (b) the Company materially breaches any covenant, representation or warranty in the license agreement and do not cure such breach within 60 days after UM notifies the Company of such breach, (c) the Company fails to comply in any material respect with the terms of the license and do not cure such noncompliance within 60 days after UM notifies us of such failure, (d) the Company is subject to a bankruptcy event, (e) the Company dissolves or ceases operations or (f) if after the first commercial sale of a product during the term of the license agreement, the Company materially fails to make reasonable efforts to commercialize at least one product or fail to keep at least one product on the market after the first commercial sale for a continuous period of one year, other than for reasons outside of the Company’s control. The Company may terminate the license agreement upon 60 days’ written notice to UM.

As of December 31, 2019, none of the milestones under this license agreement have been met.